Supplement dated August 18, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, R-5 and S Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

(As supplemented on January 2, 2014, February 7, 2014, March 7, 2014, March 14, 2014, April 28, 2014, and June 16, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Small-MidCap Dividend Income Fund [Member]
SMALL-MIDCAP DIVIDEND INCOME FUND
Delete the Objective and substitute: The Fund primarily seeks to provide a relatively high level of current income and long-term growth of income, and secondarily long-term growth of capital.